Other Charges - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€) Policies	Dec. 31, 2018 USD ($) Policies	Dec. 31, 2018 GBP (£) Policies	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)
Disclosure of other charges [line items]
Other charges | €	€ 1	€ 375			€ 235
Number of universal life policies | Policies		70,000	70,000	70,000
Percentage of universal life policyholders participated in settlement of litigation			99.00%
Percentage of universal life policyholders opted out of the settlement of litigation			1.00%
Percentage of universal life policyholders which represented the value of the settlement fund			43.00%
Provision charges | €	€ 42	€ 231
Aegon Ireland Plc [member]
Disclosure of other charges [line items]
Pre tax loss related to divestment of business		93		£ 81
Impairment of deferred transaction costs					36		£ 32
SCOR Global Life [member]
Disclosure of other charges [line items]
Pre tax loss related to divestment of business		93	$ 110
Reinsurance liabilities			700
Litigation provision [member]
Disclosure of other charges [line items]
Provision charges		€ 140	166
Release of technical provision [member]
Disclosure of other charges [line items]
Provision charges			38
Reduction of amortization of other intangible assets [member]
Disclosure of other charges [line items]
Provision charges			$ 6
Americas [member]
Disclosure of other charges [line items]
Loss on divestment of a block of life reinsurance business in the Americas					105	$ 119
Americas [member] | Litigation provision [member]
Disclosure of other charges [line items]
Provision charges					€ 85	$ 100